Other Liabilities - Schedule of detailed information about movements of actuarial liabilities (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [abstract]
Balance at the beginning of the year ended	R$ (78,904)	R$ (109,126)
Cost of the Company´s current service	(816)	(1,915)
Cost of interest	(7,125)	(9,100)
Cost of past services – change in plan		45,965
Expenses paid	2,427	2,302
Actuarial Gains (Losses) in other comprehensive results	(14,374)	(7,030)
Balance at the end of the year ended	R$ (98,792)	R$ (78,904)